Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Summary of Other Financial Assets and Liabilities

11(a)Other financial assets and liabilities

	As of December 31,
	2018	2017
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	2,332	—
Financial assets - available for sale
Equity instrument(Note 11(d))	—	2,747
	2,332	2,747
Financial liabilities at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	142	139

Summary of Interest-bearing Loans and Borrowings

	As of December 31,
	2018				2017
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000%			‘000	US$’000
Current interest-bearing loans and borrowings
Bank loans					3.20 ~ 3.50	Feb. 2018	USD$3,800	3,800
Bank loans	4.70 ~ 4.79	Jan. 2019 ~ Sept. 2019	RMB$42,100	6,130	4.70 ~ 5.22	Apr. 2018 ~ Sept. 2018	RMB$30,000	4,602
Trust receipt	1.10 ~ 2.10	Jan. 2019 ~ Jun. 2019	THB$602,150	18,684	1.70 ~ 2.60	Jan. 2018 ~ Jun. 2018	THB$1,058,995	32,649
Trust receipt					2.47 ~ 2.54	Feb. 2018	SGD$134	100
Total				24,814				41,151

Foreign Currency Forward Contracts

The forward contract balance varies with the expected foreign currency transactions and changes in foreign exchange rate.

	2018		2017
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	—	142	—	139

Comparison of Carrying Amounts and Fair Value of Financial Instruments

Set out below is a comparison of the carrying amounts and fair value of the Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2018	2017	2018	2017
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Cash and cash equivalents	60,778	46,093	60,778	46,093
Trade receivables	79,617	112,403	79,617	112,403
Other receivables	12,422	9,509	12,422	9,509
Due from related parties	12,061	13,354	12,061	13,354
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,332	—	2,332	—
Financial assets – available for sale	—	2,747	—	2,747
Long-term bank deposits*	887	475	887	475
Total	168,097	184,581	168,097	184,581

Financial liabilities-current
Interest-bearing loans and borrowings	24,814	41,151	24,814	41,151
Trade and other payables	21,127	28,850	21,127	28,850
Due to related parties	2,997	7,342	2,997	7,342
Financial liabilities at fair value through profit or loss	142	139	142	139
Financial lease liabilities	44	36	44	36
Financial liabilities-non-current
Financial lease liabilities	46	42	46	42
Total	49,170	77,560	49,170	77,560
* included in other non-current assets

(i)	Methods and assumptions used to estimate fair value

Description of Significant Unobservable Inputs to Valuation
(ii)	Description of significant unobservable inputs to valuation
	Valuation technique	Significant unobservable inputs	Liquidity discount (2018 and 2017)	Sensitivity of the input to fair value
				2018	2017
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $167	5% decrease in the discount would increase in fair value by $203

Significant unobservable inputs (Level 3) [Member] | Equity instrument as financial assets at fair value through other comprehensive income [Member]
Disclosure Of Financial Instruments [Line Items]
Fair Value of Assets

The Company carries the equity instrument as financial assets at fair value through other comprehensive income classified as level 3 within the fair value hierarchy.  A reconciliation of the beginning and closing balances is summarized below:

	2018	2017
	US$’000	US$’000
At January 1	2,747	2,765
Re-measurement financial assets to fair value, recognized in other comprehensive income/(loss)	(419)	(80)
Exchange difference on translation	4	62
At December 31	2,332	2,747